EMPLOYEE BENEFIT PLANS - Postretirement Benefits Other Than Pensions, Plans, Amendments and Obligations (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) plan Option	Dec. 31, 2014 USD ($)
Postretirement medical benefit and postemployment medical benefit obligations
Threshold percentage, unrecognized amount of actuarial gains and losses as a percentage of projected benefit obligation	10.00%
Medical Plans
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
Number of plans | plan	3
Postretirement medical benefit and postemployment medical benefit obligations
Postretirement medical benefit obligation at beginning of year	$ 8,131,000
Postretirement and/or postemployment medical benefit obligation at end of year	$ 6,901,000	$ 8,131,000
Postretirement Medical Benefit Plans
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
Number of plans | plan	2
Attained age	55 years
Prior service cost due to amendment	$ (896,000)
Postretirement medical benefit and postemployment medical benefit obligations
Postretirement medical benefit obligation at beginning of year	7,713,000	2,957,000
Service cost	593,000	582,000
Interest cost	270,000	256,000
Plan amendments - prior service cost	(896,000)
Benefit payments (net of contributions by participants)	(325,000)	(276,000)
Actuarial (gain) loss	(632,000)	4,194,000
Postretirement and/or postemployment medical benefit obligation at end of year	$ 6,723,000	7,713,000
Postemployment Medical Benefit Plans Amendment
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
Elimination of coverage, age cut-off	65 years
Number of plan options | Option	3
Age to qualify for plan options	65 years
Percentage reduction in liability	11.50%
Prior service cost due to amendment	$ (896,214)
Postretirement medical benefit and postemployment medical benefit obligations
Plan amendments - prior service cost	$ (896,214)
Postemployment Medical Benefit Plans
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
Number of plans | plan	3
Postretirement medical benefit and postemployment medical benefit obligations
Postretirement medical benefit obligation at beginning of year	$ 418,000
Postretirement and/or postemployment medical benefit obligation at end of year	$ 178,000	$ 418,000